CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Company Tables Abstract
Schedule of Non-Consolidated Basis

CONDENSED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2018	2019	2019
	CNY	CNY	US$

ASSETS
NON-CURRENT ASSETS
Investments in subsidiaries	—	—	—

CURRENT ASSETS
Amounts due from subsidiaries	13,925	15,816	2,272
Cash and cash equivalents	4,122	811	116

TOTAL CURRENT ASSETS	18,047	16,627	2,388

TOTAL ASSETS	18,047	16,627	2,388

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Other payables and accrued liabilities	943	1,462	210
Due to the Shareholder	6,973	7,097	1,019

TOTAL CURRENT LIABILITIES	7,916	8,559	1,229

TOTAL LIABILITIES	7,916	8,559	1,229

EQUITY
Issued capital	290,179	290,179	41,673
Other capital reserves	823,581	823,581	118,276
Accumulated losses	(1,091,633)	(1,095,446)	(157,319)
Other comprehensive loss	(11,996)	(10,246)	(1,471)

TOTAL EQUITY	10,131	8,068	1,159

TOTAL LIABILITIES AND EQUITY	18,047	16,627	2,388

Schedule of Profit or Loss

CONDENSED STATEMENTS OF PROFIT OR LOSS

	December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Administrative expenses	(5,055)	(3,794)	(3,814)	(548)
Gain on disposal of a subsidiary	7,114	—	—	—
Interest income	—	—	1	—
Profit/(loss) before income tax	2,059	(3,794)	(3,813)	(548)
Profit/(loss) for the year	2,059	(3,794)	(3,813)	(548)

Schedule of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Net cash flows used in operating activities	(3,647)	(5,200)	(3,294)	(473)
Net cash flows from/(used in) investing activities	7,808	10,243	(21)	(3)
Net cash flows used in financing activities	—	(15,811)	—	—
NET INCREASE IN CASH	4,161	(10,768)	(3,315)	(476)
CASH AT BEGINNING OF THE YEAR	10,678	13,912	4,122	591
Net foreign exchange differences	(927)	978	4	1
CASH AT END OF THE YEAR	13,912	4,122	811	116